Revenue	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue

8. REVENUE

For the period ended October 31, 2020 and 2019 the Company has revenue arise from the following:

	Three months period ended October 31, 2020 (Unaudited)	Three months period ended October 31, 2019 (Unaudited)
Consultancy service provided	$14,193	$15,306
Total Revenue	$14,193	$15,306

8. REVENUE

For the year ended July 31, 2020, .the Company has revenue arise from the following:

	For the year ended July 31, 2020 (Audited)	For the year ended July 31, 2019 (Audited)
Consultancy service provided	$61,453	$10,204
	$61,453	$10,204